Organization	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
PartnerRe Ltd. primarily provides reinsurance on a worldwide basis through its principal wholly-owned subsidiaries, including Partner Reinsurance Company Ltd. (PartnerRe Bermuda), Partner Reinsurance Europe SE (PartnerRe Europe), Partner Reinsurance Company of the U.S. (PartnerRe U.S.), Partner Reinsurance Asia Pte. Ltd. (PartnerRe Asia) and PartnerRe Life Reinsurance Company of Canada (PartnerRe Canada). Non-life risks reinsured include agriculture, aviation/space, casualty, catastrophe, energy, engineering, financial risks, marine, motor, multiline, property and U.S. health. Life and health risks include mortality, morbidity, longevity and financial reinsurance solutions. Reinsurance of alternative risk products include weather and credit protection to financial, industrial and service companies on a worldwide basis. PartnerRe Ltd. and it subsidiaries are collectively referred to hereinafter as PartnerRe, the Company or the Group.
The Company was incorporated in August 1993 under the laws of Bermuda. The Company commenced operations in November 1993 upon completion of the sale of common shares and warrants pursuant to subscription agreements and an initial public offering.
The Company completed the acquisition of Societe Anonyme Francaise de Reassurances (SAFR) in 1997, the acquisition of Winterthur Re in 1998, the acquisition of PARIS RE Holdings Limited (Paris Re) in 2009, the acquisition of Presidio Reinsurance Group, Inc. (Presidio) in 2012 and the acquisition of Aurigen Capital Limited (Aurigen) in 2017.
On March 18, 2016, the Company's publicly held common shares were acquired by Exor N.V. (subsequently renamed to EXOR Nederland N.V), whose ultimate parent is EXOR N.V. (Exor), which is listed on the Milan Stock Exchange. As a result of the acquisition, PartnerRe's publicly issued common shares were cancelled and are no longer publicly traded.
On December 16, 2021, Exor announced that it had signed a definitive agreement with Covéa Coopérations S.A. (Covéa), under which Covéa would acquire PartnerRe's common shares. Preferred shares issued by PartnerRe were not included in the proposed transaction. Consummation of this transaction occurred on July 12, 2022. The Company’s preferred shares continue to be traded on the New York Stock Exchange (NYSE).